Stock- Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of the Company's restricted stock activity
Outstanding at beginning of year	919,748	1,304,891	1,266,201
Granted	172,406	301,856	300,677
Vested	(334,750)	(412,859)	(16,072)
Forfeited	(8,022)	(274,140)	(245,915)
Outstanding at end of year	749,382	919,748	1,304,891